Share Based Payment	12 Months Ended
Dec. 31, 2023
Share Based Payment [Abstract]
SHARE BASED PAYMENT

NOTE 12 - SHARE BASED PAYMENT:

The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the Company can grant options and RSUs. The options and the RSUs vest over a period of up to four years, and their term period is 7-10 years. Nevertheless, the Board of Directors is qualified to resolve on different vesting terms. Below is a summary of the Company’s share option and RSUs activity during the years 2023, 2022 and 2021:

Date of grant	Amount	Exercise price ($) (*)	Fair value at the date of grant (U.S. dollars in thousands)	Volatility	Risk-free interest rate	Contractual term (in years)
2023
Options
April 20, 2023	100,000	0.20	10	79.84%	4.14%	2
May 18, 2023	30,000	0.21	3	89.91%	3.94%	10
November 27, 2023	1,343,748	0.00-0.43	414	91.46%	4.17%	7
	1,473,748
RSUs
July 19, 2023	100,000	-	26	-	-
September 13, 2023	650,000	-	209	-	-
November 27, 2023	925,572	-	494	-	-
	1,675,572
2022
Options
March 13, 2022	84,000	0.68	59	93.01%	2.08%	10
May 30, 2022	323,000	0.00-0.59	125	92.55%	2.57%	10
August 31, 2022	228,000	0.49	63	91.14%	2.97%	10
November 28, 2022	1,673,060	0.35	295	91.09%	3.30%	10
December 19, 2022	1,020,000	0.42	116	90.78%	3.37%	10
December 21, 2022	20,000	0.30	2	90.78%	3.47%	10
	3,348,060
2021
Options
March 7, 2021	298,755	1.73	267	97.59%	1.27%	10
April 13, 2021	110,000	1.43	94	97.42%	0.50%-1.18%	5-10
August 25, 2021	1,657,572	1.10	1,117	94.98%-106.19%	0.17%-1.14%	3-10
September 19, 2021	483,750	1.27	291	94.56%	1.24%	10
October 6, 2021	12,500	1.10	8	106.19%	0.17%	3
October 17, 2021	12,500	1.10	8	106.19%	0.17%	3
	2,575,077

(*)	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2023.

The fair value of the options was determined using the Binomial model. Volatility is based on volatility data of the traded share price of the Company. The early exercise multiple used for the fair value calculations for grants during 2023, 2022 and 2021 is 2.5 for each offeree.

The fair value of RSUs was evaluated based on the share price on the grant date.

Movement in the number of share options and RSUs outstanding and their related weighted average exercise prices are as follows:

Options

	2023		2022		2021
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)
Outstanding at beginning of year:	7,001,800	0.88	4,235,525	1.52	2,206,321	2.00
Granted	1,473,748	0.34	3,348,060	0.40	2,575,077	1.31
Exercised	(224,463)	0.10	(46,561)	-	(69,807)	-
Forfeited	(768,269)	0.56	(277,196)	1.51	(472,898)	1.23
Expired	(346,096)	1.08	(258,028)	4.52	(3,168)	19.75
Outstanding at end of year	7,136,720	0.67	7,001,800	0.88	4,235,525	1.52
Exercisable at end of year	3,605,391	1.09	2,087,181	1.31	883,567	2.19

RSUs

2023
Number of RSUs
Outstanding at beginning of year:	-
Granted	1,675,572
Vested	-
Forfeited	-
Outstanding at end of year	1,675,572
Exercisable at end of year	-

The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2023, 2022 and 2021:

	2023		2022		2021
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)
0.00-0.01	972,728	0.15-6.91	589,668	0.15-9.42	506,231	1.15-9.65
0.21-1.07	3,783,920	6.91-9.39	3,118,060	9.20-9.97	-	-
1.23-1.89	2,380,072	0.65-7.72	3,294,072	0.59-8.65	3,722,972	1.58-9.65
46.62-1,554.54	-	-	-	-	6,322	0.08-6.47
	7,136,720		7,001,800		4,235,525

Warrants grant to service providers

On December 27, 2021, the Company issued 10,000 fully vested warrants to a certain service provider, which can be exercised into 10,000 ADSs (100,000 ordinary shares) within 5 years from the date of grant. 5,000 warrants can be exercised at a price of $12.5 per warrant, and an additional 5,000 warrants can be exercised at a price of $20.00 per warrant. The fair value of the warrants which was computed according to the Black-Scholes model, amounted to $53 thousand.

Shares issuance to service providers

During the year ended December 31, 2022, the Company issued 140,135 ordinary shares to service providers for a total estimated fair value of $104 thousand.

Expenses recognized in the financial statements

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Share-based payment plans	933	1,679	2,356

The plans are intended to be governed under rules set for that purpose in the Plan. The exercise prices of the options that are exercisable into shares as of December 31, 2023 range between $0.00 to $1.77.